Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions of Subsidiaries
Summary of purchase consideration
Amount RMB
Fair value of Company’s shares issued *	331,165,663
Replacement of Scepter’s share options (Note 14)	13,702,194

Consideration	344,867,857

Schedule of purchase price allocation

	Amount	Amortization
	RMB	Period
Cash and cash equivalents	35,655,387
Other current assets	17,917,590
Long-term investments	29,807,957
Other long-term assets	1,395,760
Income tax payable	(12,526,909)
Other current liabilities	(16,561,427)
Intangible assets acquired:
— Contract Backlog	59,353,715	3.5 year
Goodwill *	244,664,213
Deferred tax liabilities	(14,838,429)

	344,867,857

Summary of revenue and earnings since acquisition date
Since the acquisition date
2015
RMB
Revenue	25,583,347
Net income attributable to Jupai	11,291,367